Loans Payable (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Abstract]
Short-term bank loan due within one year	$ 8,343,654	$ 6,062,434	$ 10,897,628
Laifeng Credit Guarantee Corp [Member] | January 14, 2013 [Member] | Interest rate of 9.72% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year		190,443
Laifeng Credit Guarantee Corp [Member] | March 19, 2013 [Member] | Interest rate of 9.72% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year		555,459
Laifeng Credit Guarantee Corp [Member] | March 26, 2013 [Member] | Interest rate of 9.72% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year		555,459
Laifeng Credit Guarantee Corp [Member] | March 18, 2014 [Member] | Interest rate of 9.72% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year	195,554
Laifeng Credit Guarantee Corp [Member] | April 22, 2014 [Member] | Interest rate of 9.72% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year	570,367
Laifeng Credit Guarantee Corp [Member] | May 15, 2014 [Member] | Interest rate of 9.72% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year	570,367
Laifeng Credit Guarantee Corp [Member] | February 15, 2012 [Member] | Interest rate of 9.72% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year			1,180,675
Laifeng Credit Guarantee Corp [Member] | March 20, 2012 [Member] | Interest rate of 9.72% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year			550,982
Laifeng Credit Guarantee Corp [Member] | May 22, 2012 [Member] | Interest rate of 9.72% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year			188,908
Agricultural Development Bank of China [Member] | December 20, 2013 [Member] | Interest rate of 6% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year	814,810	793,512
Agricultural Development Bank of China [Member] | January 10, 2013 [Member] | Interest rate of 6.56% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year		793,512
Agricultural Development Bank of China [Member] | September 19, 2013 [Member] | Interest rate of 6% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year		3,174,049
Agricultural Development Bank of China [Member] | January 29, 2014 [Member] | Interest rate of 6% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year	814,810
Agricultural Development Bank of China [Member] | September 23, 2014 [Member] | Interest rate of 6% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year	1,629,620
Agricultural Development Bank of China [Member] | September 13, 2012 [Member] | Interest rate of 6.56% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year			3,116,981
Bank of Hubei [Member] | March 27, 2014 [Member] | Interest rate of 6% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year	1,303,696
Industrial and Commercial Bank of China [Member] | September 11, 2014 [Member] | Interest rate of 6% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year	2,444,430
Industrial and Commercial Bank of China [Member] | October 7, 2012 [Member] | Interest rate of 6.56% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year			1,038,993
Bank of China [Member] | October 25, 2012 [Member] | Interest rate of 6.56% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year			4,722,699
Enshi Guarantee Co., Ltd. [Member] | Interest rate of 9.72% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year			$ 98,390